SUBSEQUENT EVENTS (Details Narrative) - $ / shares										3 Months Ended				12 Months Ended
	Aug. 16, 2024	Aug. 07, 2024	Aug. 01, 2024	Jul. 23, 2024	Jul. 08, 2024	Jun. 27, 2024	May 28, 2024	May 24, 2024	Jun. 14, 2022	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	May 18, 2024	May 15, 2024	Jan. 20, 2024
Subsequent Event [Line Items]
Number of common stock, shares issued							1,925,000			830,608		192,226	9,486	1,811,612	11,686
Warrants exercise price																	$ 3.20
Common stock issued on reverse stock split										110,790		1,785
Reverse stock split						1-for-20 reverse stock split			1-for-10 reverse stock split		1-for-10 to 1-for-100	1 for 40 reverse split
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued							349,530								2,584
Pre Warrant [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued							1,575,470
Mike Ballardie [Member]
Subsequent Event [Line Items]
Warrants exercise price																		$ 0.02
Warrants term																		10 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued			3,776,305	10
Warrants exercise price																$ 3.20	$ 3.20
Exercise of warrants	3,775,470	835				511,214
Common stock issued on reverse stock split					110,665
Reverse stock split					1-20 reverse split	1-20 reverse stock split
Subsequent Event [Member] | Yonah Kalfa [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued								47,116
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued								150,000
Subsequent Event [Member] | Mike Ballardie [Member]
Subsequent Event [Line Items]
Warrants to purchase shares								50,000
Warrants exercise price								$ 0.02
Warrants term								10 years
Subsequent Event [Member] | Juda Honickman [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued								33,500
Subsequent Event [Member] | Mark Radom [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued								16,750